UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
          Washington, DC 20549
                 FORM 13F
           FORM 13F COVER PAGE

Report for the Calender Year of Quarter Ended: June 30, 2003
Check here if Amendment[ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       McDonnell Investment Management, Inc.
Address:    1515 West 22nd Street
            Oak Brook, IL 60523


13F File Number: Pending

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name       Paul Carter
Title      Compliance Officer
Phone      (630) 684-8646
Signature, Place, and Date of Signing:

_/s/_Paul_Carter_ in Chicago, IL on 08/13/03


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  120
Form 13F Information Table Value Total (x 1000): 117,245


List of Other Included Managers:
No.    13F File Number:      Name:

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE  SHARED     NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------- --------
AOL TIME WARNER			COMMON STK	00184A105   1,114  69,250    SH		Sole			  	  69,250
AT&T CORP			COMMON STK	001957505      14     750    SH		Sole		 	 	     750
ABBOTT LABORATORIES		COMMON STK	002824100   1,058  24,175    SH		Sole	 			  24,175
ALLTEL				COMMON STK	020039103     364   7,550    SH		Sole	 			   7,550
ALTRIA GROUP INC		COMMON STK	02209S103     537  11,825    SH		Sole	 			  11,825
AMERICAN EXPRESS COMPANY	COMMON STK	025816109     921  22,040    SH		Sole	 			  22,040
AMERICAN INTERNATIONAL GROUP	COMMON STK	026874107   1,864  33,775    SH		Sole	 			  33,775
AMGEN INC			COMMON STK	031162100   1,426  21,625    SH		Sole	 			  21,625
AMSOUTH BANCORPORATION		COMMON STK	032165102     102   4,650    SH		Sole	 			   4,650
ANADARKO PETROLEUM CORP		COMMON STK	032511107     720  16,200    SH		Sole	 			  16,200
APACHE CORP			COMMON STK	037411105     647   9,951    SH		Sole				   9,951
APPLIED MATERIALS INC		COMMON STK	038222105     775  48,925    SH	 	Sole				  48,925
BANK OF AMERICA CORP		COMMON STK	060505104   1,014  12,825    SH	 	Sole				  12,825
BANK ONE CORP			COMMON STK	06423A103     745  20,050    SH	 	Sole				  20,050
BELLSOUTH CORP			COMMON STK	079860102     883  33,175    SH	 	Sole				  33,175
BRISTOL-MYERS SQUIBB CO		COMMON STK	110122108     901  33,200    SH	 	Sole				  33,200
BURLINGTON RESOURCES INC	COMMON STK	122014103     841  15,550    SH	 	Sole				  15,550
CARDINAL HEALTH INC		COMMON STK	14149Y108     759  11,800    SH	 	Sole				  11,800
CHEVRONTEXACO CORP		COMMON STK	166764100      52     725    SH	 	Sole				     725
CISCO SYSTEMS INC		COMMON STK	17275R102   1,655  98,600    SH		Sole				  98,600
CITIGROUP INC			COMMON STK	172967101   2,547  59,500    SH	 	Sole			  	  59,500
CLEAR CHANNEL			COMMON STK	184502102     178   4,210    SH		Sole				   4,210
COCA-COLA CO			COMMON STK	191216100   1,310  28,225    SH		Sole				  28,225
COMCAST CORP			COMMON STK	20030N101     967  32,048    SH	 	Sole				  32,048
DELL COMPUTER			COMMON STK	247025109   1,231  38,650    SH		Sole				  38,650
THE WALT DISNEY CO.		COMMON STK	254687106     797  40,375    SH		Sole				  40,375
DOW CHEMICAL			COMMON STK	260543103     556  17,950    SH		Sole				  17,950
DU PONT (E.I.) DE NEMOURS	COMMON STK	263534109     760  18,250    SH	 	Sole				  18,250
DUKE POWER			COMMON STK	264399106     488  24,450    SH	 	Sole				  24,450
EATON CORP			COMMON STK	278058102     130   1,650    SH	 	Sole				   1,650
EBAY INC			COMMON STK	278642103     702   6,750    SH		Sole				   6,750
EMERSON ELECTRIC CO		COMMON STK	291011104     723  14,150    SH	 	Sole				  14,150
ENTERPRISE CAP TRUST I		PREFER STK	293701207      25   1,000    SH	 	Sole				   1,000
EQUITY RESIDENTIAL PROPS TR	COMMON STK	29476L107     793  30,550    SH	 	Sole				  30,550
EXXON MOBIL			COMMON STK	30231G102   2,147  59,775    SH		Sole				  59,775
FEDERAL HOME LOAN MG		COMMON STK	313400301     581  11,450    SH		Sole				  11,450
FANNIE MAE			COMMON STK	313586109     873  12,950    SH		Sole				  12,950
FEDEX CORPORATION		COMMON STK	31428X106     627  10,105    SH	 	Sole				  10,105
FIRST DATA CORP			COMMON STK	319963104     730  17,625    SH		Sole				  17,625
FIRSTENERGY CORP		COMMON STK	337932107     638  16,600    SH		Sole				  16,600
FLEET BOSTON FINANCIAL		COMMON STK	339030108     775  26,100    SH		Sole				  26,100
FORD MOTOR CREDIT CO		PREFER STK	345397202      25   1,000    SH	 	Sole				   1,000
GANNETT CO			COMMON STK	364730101     177   2,300    SH		Sole				   2,300
GENERAL DYNAMICS CORP		COMMON STK	369550108      18     250    SH		Sole				     250
GENERAL ELECTRIC CO.		COMMON STK	369604103   3,275 114,200    SH		Sole				 114,200
GENERAL MOTORS			COMMON STK	370442105     842  23,375    SH	 	Sole				  23,375
GENUINE PARTS			COMMON STK	372460105     797  24,900    SH		Sole				  24,900
GILLETTE COMPANY		COMMON STK	375766102     612  19,200    SH	 	Sole				  19,200
GLACIER WATER TRUST 1		PREFER STK	376398202      24   1,000    SH	 	Sole				   1,000
GOLDMAN SACHS GROUP INC		COMMON STK	38141G104     867  10,350    SH		Sole				  10,350
HARLEY-DAVIDSON INC		COMMON STK	412822108     385   9,650    SH		Sole				   9,650
HEWLETT-PACKARD CO.		COMMON STK	428236103   1,172  55,025    SH	 	Sole				  55,025
HOME DEPOT INC			COMMON STK	437076102   1,172  35,375    SH		Sole				  35,375
HONEYWELL INTERNATIONAL INC	COMMON STK	438516106     709  26,400    SH		Sole				  26,400
ILLINOIS TOOL WORKS		COMMON STK	452308109     657   9,975    SH		Sole				   9,975
INTEL CORP			COMMON STK	458140100   1,993  95,775    SH	 	Sole				  95,775
INTL BUSINESS MACHINES CORP	COMMON STK	459200101   1,900  23,025    SH	 	Sole				  23,025
INT'L PAPER			COMMON STK	460146103     125   3,500    SH	 	Sole	  			   3,500
JP MORGAN CHASE & CO		COMMON STK	46625H100   1,271  37,175    SH	 	Sole				  37,175
JOHNSON & JOHNSON		COMMON STK	478160104   1,757  33,975    SH	 	Sole				  33,975
KERR MCGEE			COMMON STK	492386107     762  17,000    SH	 	Sole				  17,000
KNIGHT RIDDER INC		COMMON STK	499040103     410   5,950    SH		Sole				   5,950
KOHLS CORP			COMMON STK	500255104     579  11,260    SH	 	Sole				  11,260
KROGER CO			COMMON STK	501044101     610  36,550    SH		Sole				  36,550
LILLY (ELI) & CO		COMMON STK	532457108   1,055  15,300    SH	 	Sole				  15,300
LOEWS CORP			COMMON STK	540424108     767  16,225    SH	 	Sole				  16,225
LOWES COS INC               	COMMON STK	548661107     655  15,260    SH	 	Sole				  15,260
MBNA CORP			COMMON STK	55262L100     534  25,625    SH	 	Sole				  25,625
MARSH & MCLENNAN COS		COMMON STK	571748102     697  13,650    SH	 	Sole				  13,650
MARSHALL & ILSLEY CORP		COMMON STK	571834100     797  26,050    SH	 	Sole				  26,050
MARRIOTT INTERNATIONAL-CL A	COMMON STK	571903202     770  20,050    SH	 	Sole				  20,050
MAY DEPT STORES CO		COMMON STK	577778103     623  28,000    SH		Sole				  28,000
MCDONALDS CORPORATION		COMMON STK	580135101     989  44,850    SH	 	Sole				  44,850
MCGRAW-HILL COMPANIES INC	COMMON STK	580645109     834  13,450    SH	 	Sole				  13,450
MEDTRONIC INC			COMMON STK	585055106     955  19,900    SH	 	Sole				  19,900
MERCK & CO.			COMMON STK	589331107   1,668  27,550    SH		Sole				  27,550
MERRILL LYNCH & CO		COMMON STK	590188108     916  19,625    SH	 	Sole				  19,625
METLIFE INC			COMMON STK	59156R108     593  20,950    SH	 	Sole				  20,950
MICROSOFT CORP			COMMON STK	594918104   3,454 134,700    SH		Sole				 134,700
NISOURCE INC			COMMON STK	65473P105     714  37,600    SH	 	Sole				  37,600
NORTHERN TRUST CORP		COMMON STK	665859104     612  14,700    SH	 	Sole				  14,700
OCCIDENTAL PETROLEUM CORP	COMMON STK	674599105     835  24,875    SH	 	Sole				  24,875
ORACLE CORPORATION		COMMON STK	68389X105   1,015  84,475    SH		Sole				  84,475
PPL CORP			COMMON STK	69351T106     395   9,175    SH	 	Sole				   9,175
PEPSICO				COMMON STK	713448108   1,060  23,825    SH	 	Sole				  23,825
PFIZER INC			COMMON STK	717081103   3,382  99,048    SH		Sole				  99,048
PRAXAIR				COMMON STK	74005P104     661  11,000    SH		Sole				  11,000
T ROWE PRICE GROUP INC		COMMON STK	74144T108     889  23,550    SH	 	Sole				  23,550
PROCTER & GAMBLE CO		COMMON STK	742718109     948  10,625    SH		Sole				  10,625
PRUDENTIAL FINANCIAL INC	COMMON STK	744320102     668  19,850    SH	 	Sole				  19,850
QUALCOMM			COMMON STK	747525103     905  25,175    SH	 	Sole				  25,175
REGIONS FINANCIAL		COMMON STK	758940100     405  12,000    SH		Sole				  12,000
SBC COMMUNICATIONS INC		COMMON STK	78387G103   1,189  46,555    SH	 	Sole				  46,555
S & P 500 DEPOSITARY RECEIPT	COMMON STK	78462F103  14,598 149,525    SH		Sole				 149,525
ST. PAUL COMPANIES		COMMON STK	792860108     675  18,500    SH		Sole				  18,500
SCHLUMBERGER LTD		COMMON STK	806857108     843  17,725    SH		Sole				  17,725
SEARS ROEBUCK ACCEPTANCE	PREFER STK	812404200      25   1,000    SH	 	Sole				   1,000
SYNOVUS FINANCIAL CORP		COMMON STK	87161C105     785  36,500    SH	 	Sole				  36,500
SYSCO				COMMON STK	871829107     683  22,750    SH		Sole				  22,750
TARGET CORP			COMMON STK	87612E106     892  23,575    SH		Sole				  23,575
TEXAS INSTRUMENTS INC		COMMON STK	882508104     696  39,550    SH		Sole				  39,550
3M CO				COMMON STK	88579Y101     787   6,100    SH		Sole				   6,100
US BANCORP			COMMON STK	902973304     826  33,700    SH		Sole				  33,700
UNITED PARCEL SERVICE INC	COMMON STK	911312106   1,024  16,075    SH		Sole				  16,075
UNITED TECHNOLOGIES CORP	COMMON STK	913017109     928  13,100    SH		Sole				  13,100
UNITEDHEALTH GROUP INC		COMMON STK	91324P102     945  18,800    SH		Sole				  18,800
VANGUARD 500 INDEX FUND		COMMON STK	922908108     426   4,735    SH		Sole				   4,735
VANGUARD 500 INDEX FUND		COMMON STK	922908710     223   2,477    SH	 	Sole				   2,477
VERIZON COMMUNICATIONS		COMMON STK	92343V104   1,437  36,425    SH	 	Sole				  36,425
VIACOM 'B'			COMMON STK	925524308   1,146  26,245    SH	 	Sole				  26,245
WACHOVIA CORP			COMMON STK	929903102     697  17,450    SH	 	Sole				  17,450
WAL-MART STORES			COMMON STK	931142103   2,641  49,200    SH	 	Sole				  49,200
WALGREEN CO			COMMON STK	931422109     245   8,125    SH	 	Sole				   8,125
WELLS FARGO			COMMON STK	949746101     745  14,775    SH	 	Sole				  14,775
WEYERHAEUSER CO			COMMON STK	962166104     603  11,175    SH	 	Sole				  11,175
WHIRLPOOL CORP			COMMON STK	963320106     182   2,850    SH	 	Sole				   2,850
WYETH				COMMON STK	983024100     896  19,675    SH		Sole				  19,675
ZIONS BANCORP			COMMON STK	989701107     137   2,700    SH		Sole				   2,700
INGERSOLL-RAND CO - CL A	COMMON STK	G4776G101     658  13,900    SH	 	Sole				  13,900
XL CAPITAL LTD			COMMON STK	G98255105     409   4,925    SH		Sole				   4,925


</SEC-DOCUMENT>